INCOME TAX - By tax Jurisdictions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss before income taxes:
PRC	¥ 68,080	¥ 237,232	¥ 130,961
Other jurisdictions	358,353	202,427	202,015
Total loss before income taxes	426,433	439,659	332,976
Current tax expenses:
PRC	65,819	27,206	5,546
Other jurisdictions	3
Total current tax expenses	65,822	27,206	5,546
Deferred tax benefits:
PRC	(50,172)	(36,597)	(11,683)
Other jurisdictions			61
Total deferred tax benefits	(50,172)	(36,597)	(11,622)
Total income taxes (benefits) expenses	¥ 15,650	¥ (9,391)	¥ (6,076)